1 (212) 318-6609

kevinbrown@paulhastings.com

May 6, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli Gold Fund, Inc. (the “Fund”) File Nos. 033-79180/811-08518

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 46 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2024 (Accession No. 0001829126-24-002881).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Kevin Brown

Kevin Brown, Esq.

Paul Hastings LLP

cc:	J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC
H. Crowley